BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Details)	4 Months Ended	12 Months Ended
	Apr. 15, 2021 segment	Dec. 31, 2021 service segment	Dec. 31, 2020 segment
Trading activity:
Number of reportable segments | segment	4	3	3
Number of services | service		3
Deferred Drydocking expenditure
Trading activity:
Period until next anticipated drydocking		5 years